                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment  [  ]                   Amendment No.:  _____________
         This Amendment (Check only one):       [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Amelia Peabody Foundation
Address:      One Hollis Street
              Wellesley, MA 02482

Form 13F File Number:   028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Margaret St. Clair
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair  Wellesley, Massachusetts  July 31, 2002

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:     $87,778 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.     Name

1.       28-05999              Bayard D. Waring
2.       28-05991              Margaret N. St. Clair
3.       28-05993              Philip B. Waring
4.       28-05995              Deborah Carlson
5.       28-05997              Thomas B. St. Clair


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              Amelia Peabody Foundation Form 13F Information Table


COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                     COLUMN 5             COLUMN 6

Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion
Alliance Resource              Common          01877R108             1,543               65,000            SH      Shared - Other

American Capital               Common          024937104             1,099               40,000            SH      Shared - Other

Amerigas Partners L.P.         Common          030975106             1,263               55,000            SH      Shared - Other

Anadarko Pet.                  Common          032511107               493               10,000            SH      Shared - Other

Anthracite Capital             Common          037023108               663               50,000            SH      Shared - Other

Apache Corp.                   Common          037411105             2,472               43,000            SH      Shared - Other

Applied Material Inc           Common          038222105             1,902              100,000            SH      Shared - Other

Aviall Inc.                    Common          05366B102               140               10,000            SH      Shared - Other


COLUMN 1                     COLUMN 7                COLUMN 8

Name of Issuer                 Other            Voting Authority
                             Managers        Sole    Shared    None
Alliance Resource          1, 2, 3, 4, 5    65,000

American Capital           1, 2, 3, 4, 5    40,000

Amerigas Partners L.P.     1, 2, 3, 4, 5    55,000

Anadarko Pet.              1, 2, 3, 4, 5    10,000

Anthracite Capital         1, 2, 3, 4, 5    50,000

Apache Corp.               1, 2, 3, 4, 5    43,000

Applied Material Inc       1, 2, 3, 4, 5   100,000

Aviall Inc.                1, 2, 3, 4, 5    10,000


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

BAC Capital                  Preferred         055188205               501               20,000            SH      Shared - Other

Bed, Bath & Beyond             Common          075896100             1,698               45,000            SH      Shared - Other

Buckeye Partners LP
  Unit LTD Partnership         Common          118230101             3,545              100,000            SH      Shared - Other
  Ints

Cardinal Health                Common          14149Y108             3,071               50,000            SH      Shared - Other

Centex Corp                    Common          152312104             1,156               20,000            SH      Shared - Other

Chase Capital IV
  Preferred                  Preferred         16147N208               300               12,000            SH      Shared - Other

Cisco Systems                  Common          17275R102               698               50,000            SH      Shared - Other

Citigroup Inc.                 Common          172967101             2,002               51,666            SH      Shared - Other

Dell Computer                  Common          247025109             1,438               55,000            SH      Shared - Other

Duff & Phelps Util &
  Corp BD TR                   Common          26432K108               664               50,000            SH      Shared - Other

Duke Energy                    Common          264399106             1,089               35,000            SH      Shared - Other

Duke Energy Ser C            Preferred         264399619               285               11,000            SH      Shared - Other


BAC Capital                   1, 2, 3, 4, 5    20,000

Bed, Bath & Beyond            1, 2, 3, 4, 5    45,000

Buckeye Partners LP
  Unit LTD Partnership        1, 2, 3, 4, 5   100,000
  Ints

Cardinal Health               1, 2, 3, 4, 5    50,000

Centex Corp                   1, 2, 3, 4, 5    20,000

Chase Capital IV
  Preferred                   1, 2, 3, 4, 5    12,000

Cisco Systems                 1, 2, 3, 4, 5    50,000

Citigroup Inc.                1, 2, 3, 4, 5    51,666

Dell Computer                 1, 2, 3, 4, 5    55,000

Duff & Phelps Util &
  Corp BD TR                  1, 2, 3, 4, 5    50,000

Duke Energy                   1, 2, 3, 4, 5    35,000

Duke Energy Ser C             1, 2, 3, 4, 5    11,000

Duke Energy - M Units        Preferred         264399585             1,350               60,000            SH      Shared - Other

Electronic Data 7.625%       Preferred         285661203               744               20,000            SH      Shared - Other

EL Pas Energy                  Common          28368B102             2,231               70,000            SH      Shared - Other

Enbridge Energy                Common          29250R106             1,792               40,000            SH      Shared - Other

Energy East Cap.             Preferred         29267G200               758               30,000            SH      Shared - Other

Equity Office Prop.            Common          294741103               602               20,000            SH      Shared - Other

Exxon Mobil Corp               Common          30231G102             2,660               65,000            SH      Shared - Other

Fleet Capital Trust          Preferred         33889X203               492               20,000            SH      Shared - Other

Gables Residential
  Trust PFD A                Preferred         362418204               249               10,000            SH      Shared - Other

General Electric Co          Preferred         369622527               503               20,000            SH      Shared - Other

General Motors 7.25%
  Preferred                  Preferred         370442758               495               20,000            SH      Shared - Other

Goldman Sachs                  Common          38141G104             2,567               35,000            SH      Shared - Other


Duke Energy - M Units          1, 2, 3, 4, 5    60,000

Electronic Data 7.625%         1, 2, 3, 4, 5    20,000

EL Pas Energy                  1, 2, 3, 4, 5    70,000

Enbridge Energy                1, 2, 3, 4, 5    40,000

Energy East Cap.               1, 2, 3, 4, 5    30,000

Equity Office Prop.            1, 2, 3, 4, 5    20,000

Exxon Mobil Corp               1, 2, 3, 4, 5    65,000

Fleet Capital Trust              1,2,3,4,5      20,000

Gables Residential
  Trust PFD A                  1, 2, 3, 4, 5    10,000

General Electric Co            1, 2, 3, 4, 5    20,000

General Motors 7.25%
  Preferred                    1, 2, 3, 4, 5    20,000

Goldman Sachs                  1, 2, 3, 4, 5    35,000

Great Plains Energy            Common          391164100             1,018               50,000            SH      Shared - Other

HCA Inc.                       Common          404119109               950               20,000            SH      Shared - Other

HL&P Capital Trust I
  8.125% Tr Pfd Ser A         Preferred        404202202               209               10,000            SH      Shared - Other

Hospitality Prop.              Common          44106M102             1,460               40,000            SH      Shared - Other

Hugoton  Royalty Trust         Common          444717102             1,357              128,000            SH      Shared - Other

IBM                            Common          459200101             1,800               25,000            SH      Shared - Other

Intel Corp                     Common          458140100               914               50,000            SH      Shared - Other

JDS Uniphase                   Common          46612J101                93               35,000            SH      Shared - Other

JP Morgan Chase                Common          46625H100               848               25,000            SH      Shared - Other

Kinder Morgan Energy
  Partners LP Partnership
  INT                          Common          494550106             2,670               85,000            SH      Shared - Other

KLA-Tencor Corp.               Common          482480100             1,540               35,000            SH      Shared - Other

Liberty Property Trust         Common          531172104             1,400               40,000            SH      Shared - Other


Great Plains Energy            1, 2, 3, 4, 5    50,000

HCA Inc.                       1, 2, 3, 4, 5    20,000

HL&P Capital Trust I
  8.125% Tr Pfd Ser A          1, 2, 3, 4, 5    10,000

Hospitality Prop.              1, 2, 3, 4, 5    40,000

Hugoton  Royalty Trust           1,2,3,4,5     128,000

IBM                            1, 2, 3, 4, 5    25,000

Intel Corp                     1, 2, 3, 4, 5    50,000

JDS Uniphase                   1, 2, 3, 4, 5    35,000

JP Morgan Chase                1, 2, 3, 4, 5    25,000

Kinder Morgan Energy
  Partners LP Partnership
  INT                          1, 2, 3, 4, 5    85,000

KLA-Tencor Corp.               1, 2, 3, 4, 5    35,000

Liberty Property Trust         1, 2, 3, 4, 5    40,000

MicroSoft Corp.                Common          594918104             1,641               30,000            SH      Shared - Other

Mutual Risk Mgmt               Common          628351108                 7               70,000            SH      Shared - Other

National Semi
  Conductor                    Common          637640103             1,313               45,000            SH      Shared - Other

Plum Creek Timber Co
  Inc.                         Common          729251108             1,075               35,000            SH      Shared - Other

Progress Energy Inc.           Common          743263105             1,300               25,000            SH      Shared - Other

Progress Energy CVO            Common          743263AA3                 0               25,000            SH      Shared - Other

Public Storage
  Preferred 7.625%           Preferred         74460D620               749               30,000            SH      Shared - Other

Public Storage Inc
  Depositary Sh Prd Ser J    Preferred         74460D828               250               10,000            SH      Shared - Other

Public Storage
  Preferred 8.6%             Preferred         74460D711               261               10,000            SH      Shared - Other

Royal Bank of Scotland
  8.5% Ser J                 Preferred         780097853               536               20,000            SH      Shared - Other

Sears Roebuck 7%             Preferred         812404408               375               15,000            SH      Shared - Other

Senior Housing
  Property                     Common          81721M109               785               50,000            SH      Shared - Other


MicroSoft Corp.                1, 2, 3, 4, 5    30,000

Mutual Risk Mgmt               1, 2, 3, 4, 5    70,000

National Semi
  Conductor                    1, 2, 3, 4, 5    45,000

Plum Creek Timber Co
  Inc.                         1, 2, 3, 4, 5    35,000

Progress Energy Inc.           1, 2, 3, 4, 5    25,000

Progress Energy CVO            1, 2, 3, 4, 5    25,000

Public Storage
  Preferred 7.625%               1,2,3,4,5      30,000

Public Storage Inc
  Depositary Sh Prd Ser J      1, 2, 3, 4, 5    10,000

Public Storage
  Preferred 8.6%               1, 2, 3, 4, 5    10,000

Royal Bank of Scotland
  8.5% Ser J                   1, 2, 3, 4, 5    20,000

Sears Roebuck 7%               1, 2, 3, 4, 5    15,000

Senior Housing
  Property                     1, 2, 3, 4, 5    50,000

Shop At Home Inc
  Ser A PFD                  Preferred         825066400                 9                  692            SH      Shared - Other

SJG Cap TR PFD
  Secs 8.35%                 Preferred         78427Q202               497               20,000            SH      Shared - Other

State Street Corp.             Common          857477103             1,118               25,000            SH      Shared - Other

Sunoco Logistics               Common          86764L108             1,637               75,000            SH      Shared - Other

Talbots                        Common          874161102             1,225               35,000            SH      Shared - Other

Taubman Centers                Common          876664103               458               30,000            SH      Shared - Other

Teco Energy                    Common          872375100               743               30,000            SH      Shared - Other

Tenet Healthcare               Common          88033G100             3,220               45,000            SH      Shared - Other

Tennessee Valley
  Series A                   Preferred         880591409               516               20,000            SH      Shared - Other

Texas Instruments              Common          882508104               711               30,000            SH      Shared - Other

TXU Corp                       Common          873168108             2,835               55,000            SH      Shared - Other

Tyco Intl                      Common          902124106               135               10,000            SH      Shared - Other


Shop At Home Inc
  Ser A PFD                   1, 2, 3, 4, 5     692

SJG Cap TR PFD
  Secs 8.35%                  1, 2, 3, 4, 5    20,000

State Street Corp.            1, 2, 3, 4, 5    25,000

Sunoco Logistics              1, 2, 3, 4, 5    75,000

Talbots                       1, 2, 3, 4, 5    35,000

Taubman Centers               1, 2, 3, 4, 5    30,000

Teco Energy                   1, 2, 3, 4, 5    30,000

Tenet Healthcare              1, 2, 3, 4, 5    45,000

Tennessee Valley
  Series A                    1, 2, 3, 4, 5    20,000

Texas Instruments             1, 2, 3, 4, 5    30,000

TXU Corp                      1, 2, 3, 4, 5    55,000

Tyco Intl                     1, 2, 3, 4, 5    10,000

UDS Capital I G
  Preferred SEC 8.32%        Preferred         902655208                619              25,000            SH      Shared - Other

United Technologies            Common          913017109              1,698              25,000            SH      Shared - Other

Verizon                        Common          92343V104              2,409              60,000            SH      Shared - Other

Verizon NE 7%                Preferred         92344R201                487              20,000            SH      Shared - Other

Washington Mtl                 Common          939322103              1,113              30,000            SH      Shared - Other

Wellpoint Health               Common          94973H108              2,334              30,000            SH      Shared - Other

Wells Fargo                    Common          949746101              2,503              50,000            SH      Shared - Other

Wells Fargo Cap. Trust       Preferred         94978B205                495              20,000            SH      Shared - Other


                                                                     87,778


UDS Capital I G
  Preferred SEC 8.32%        1, 2, 3, 4, 5    25,000

United Technologies          1, 2, 3, 4, 5    25,000

Verizon                      1, 2, 3, 4, 5    60,000

Verizon NE 7%                1, 2, 3, 4, 5    20,000

Washington Mtl               1, 2, 3, 4, 5    30,000

Wellpoint Health             1, 2, 3, 4, 5    30,000

Wells Fargo                  1, 2, 3, 4, 5    50,000

Wells Fargo Cap. Trust       1, 2, 3, 4, 5    20,000

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